Fair Value Measurements (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 21, 2023
Effective discount rate	13.07%	12.95%
Expected volatility	53.70%	62.50%
Stock price	$ 6.59	$ 1.70
Dividend yield	0.00%	0.00%
Expected term (in years)	7 days
Minimum [Member]
Expected term (in years)		5 months 23 days	14 days
Maximum [Member]
Expected term (in years)		9 months	22 days